LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MAY 21, 2010 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A AND SCHEDULE B

With respect to all Funds listed in Schedule A, the following text replaces the text found in the Funds’ prospectuses under the heading “Portfolio holdings”:

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI. The fund posts its complete portfolio holdings at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) on a quarterly basis. The fund intends to post its complete portfolio holdings 14 calendar days following the quarter-end. The fund intends to post partial information concerning the fund’s portfolio holdings (such as top 10 holdings or sector breakdowns, for example) on the Legg Mason Funds’ website on a monthly basis. The fund intends to post this partial information 10 business days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

With respect to all Funds listed in Schedule A, the following text replaces the corresponding text found in the Funds’ Statements of Additional Information (“SAI”) under the heading “Disclosure of Portfolio Holdings”:

The funds intend to disclose their complete portfolio holdings 14 calendar days after quarter-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund).

Set forth below is a list, as of May 21, 2010, of those parties with whom LMPFA, on behalf of each fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None

A.S.A.P. Advisor Services, Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Bloomberg L.P.	Quarterly	Sent 6 Business Days after Quarter-End

Lipper Analytical Services Corp.	Quarterly	Sent 6 Business Days after Quarter-End

Morningstar	Quarterly	Sent 8-10 Days after Quarter-End

Thomson/Vestek	Daily	None

FactSet	Daily	None

The Bank of New York Mellon	Daily	None

Thomson	Semi-annually	None

SunGard/Protegent (formerly Dataware)	Daily	None

ITG	Daily	None

Portfolio holdings information for the fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination
Baseline	Daily	None

Frank Russell	Monthly	1 Day

Callan Associates, Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Mercer LLC	Quarterly	Sent 8-10 Days after Quarter-End

eVestment Alliance	Quarterly	Sent 8-10 Days after Quarter-End

Rogerscasey	Quarterly	Sent 8-10 Days after Quarter-End

Cambridge Associates LLC	Quarterly	Sent 8-10 Days after Quarter-End

Wilshire Associates Inc.	Quarterly	Sent 8-10 Days after Quarter-End

Informa Investment Solutions	Quarterly	Sent 8-10 Days after Quarter-End

Prima Capital	Quarterly	Sent 8-10 Days after Quarter-End

Investor Tools	Daily	None

Advent	Daily	None

BARRA	Daily	None

Plexus	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End

Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-End

Quantitative Services Group	Daily	None

Deutsche Bank	Monthly	6-8 Business Days

Fitch	Monthly	6-8 Business Days

Liberty Hampshire	Weekly and Month-End	None

SunTrust	Weekly and Month-End	None

S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day

Moody’s (Rating Agency)	Monthly	6-8 Business Days

Electra Information Systems	Daily	None

Cabot Research	Weekly	None

Goldman Sachs	Daily	None

Chicago Mercantile Exchange	Daily	None

Canterbury Consulting	Quarterly	Sent 8-10 Days after Quarter-End

Broadridge	Daily	None

DST Global Solutions Limited	Monthly	Sent 6 Business Days after Month-End

Interactive Data Corp.	Daily	None

Citigroup Global Markets Inc.	Daily	None

Glass Lewis & Co.	Daily	None

Fidelity	Quarterly	5 Business Days

The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, LMPFA or a subadviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including a fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by LMPFA or a subadviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

With respect to the Funds listed in Schedule A that are marked by a plus sign (+), the following text replaces the text found in the Funds’ prospectuses under the heading “Other things to know about transactions – Frequent trading of fund shares”:

Frequent trading of fund shares

Frequent purchases and redemptions of Fund shares (also known as short-term trading or frequent trading) may, in many cases, interfere with the efficient management of a fund, increase fund transaction costs, and have a negative effect on a fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Some investors are seeking higher yields for their short term investments by investing in shorter term fixed income funds. The Fund is often used for short term investments and permits short term trading of Fund shares. This short term trading may result in additional costs to the Fund.

The Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Fund or its shareholders. The Fund’s manager and subadviser(s) believe that, because the Fund’s portfolio will normally include a significant percentage of short-term investments, it can accommodate more frequent purchases and redemptions than longer-term fixed income funds. On this basis, the Board has determined that it is appropriate for the Fund not to have a policy to discourage frequent trading of Fund shares. The Fund reserves the right to implement frequent trading policies or other restrictions in the future. The Fund also reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

With respect to the Funds listed in Schedule A that are marked by a plus sign (+), the following text is added to the sections of each Fund’s prospectus titled “Certain risks” and “More on the fund’s investment strategies, investments and risks”, in each case after the paragraph labeled “Portfolio Selection Risk”:

Not a money market fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. The Fund does not attempt to maintain a stable net asset value. Therefore, the Fund’s net asset value per share is likely to fluctuate.

With respect to each Fund listed in Schedule A that is marked by an asterisk (*) and each Fund listed in Schedule B, the following information is added to the text contained in the section of each Fund’s SAI titled “Legal Matters”:

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. These amounts will be disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The portion of the escrowed funds representing the civil money penalty paid by Citigroup, plus interest, was retained by the U.S. Treasury. The disbursements are expected to be received by the custodian for the Affected Funds on or about May 25, 2010 and these amounts were reflected in the net asset value of the Affected Funds’ shares as of May 13, 2010. Information regarding the amounts distributed to each Affected Fund is available at the funds’ website, http://www.leggmason.com/individualinvestors/products.

With respect to the Legg Mason Barrett Financial Services Fund, the following supplements and, to the extent inconsistent therewith, supersedes certain information contained in the Fund’s SAI:

Name change

Effective June 15, 2010, the fund’s name will change to “Legg Mason Investment Counsel Financial Services Fund.”

Subadviser change

Effective June 15, 2010, the fund will change its subadviser from Barrett Associates, Inc. (“Barrett”) to Legg Mason Investment Counsel, LLC (“LMIC”). The terms of the subadvisory agreement between the manager and LMIC will be substantially identical to the terms of the subadvisory agreement currently in place between the manager and Barrett.

Portfolio manager

Amy LaGuardia will continue to be responsible for the day-to-day portfolio management of the fund.

Portfolio manager disclosure

Portfolio Manager Compensation

As compensation for their portfolio management function, the portfolio manager is paid a competitive base salary, generous employee benefits and each is eligible to receive a discretionary bonus. The base salary is determined using a variety of factors, including: (i) years of experience; (ii) the overall size of the assets under management; (iii) type of accounts managed; (iv) contribution to portfolio performance; (v) contribution to firm management; (vi) contribution to the research and investment process; (vii) client service; and (viii) compliance with regulatory and prospectus requirements. The discretionary bonus is based in part on the overall contribution to LMIC’s business, and on the portfolio manager’s ability to gain new client business and retain existing business. A formula-based scheme directly linking compensation to investment performance as measured against a benchmark is not currently in place nor is one planned. Although some portion of portfolio manager compensation is broadly based on performance, portfolio “performance” is defined generally as the ability to provide long-term capital appreciation by investing primarily in common stocks. Compensation relating to management of the Legg Mason mutual funds and compensation relating to the management of other accounts are based on the same factors and no one type of account figures more heavily in the calculation of compensation.

Potential Conflicts of Interest

Potential conflicts of interest may arise when the fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the fund’s portfolio manager.

The manager, the subadviser and the fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the manager or the subadviser and the individuals that each employs. For example, the manager and the subadviser each seek to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The manager and the subadviser have also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the manager, the subadviser and the fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the manager and/or subadviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The manager or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the manager and its affiliates.

SCHEDULE A

Legg Mason Partners Equity Trust

Name of Fund	Date of Prospectus and SAI
Legg Mason ClearBridge Aggressive Growth Fund*	December 29, 2009
Legg Mason Capital Management All Cap Fund*	August 28, 2009, as amended November 25, 2009
Legg Mason ClearBridge Appreciation Fund*	February 26, 2010
Legg Mason ClearBridge Equity Income Builder Fund*	April 30, 2010

Name of Fund	Date of Prospectus and SAI
Legg Mason ClearBridge Capital Fund*	February 26, 2010
Legg Mason ClearBridge Diversified Large Cap Growth Fund*	February 26, 2010
Legg Mason ClearBridge Dividend Strategy Fund*	February 26, 2010
Legg Mason ClearBridge Fundamental All Cap Value Fund*	January 28, 2010
Legg Mason Batterymarch Global Equity Fund*	February 26, 2010
Legg Mason Global Currents International All Cap Opportunity Fund*	February 26, 2010
Legg Mason ClearBridge Large Cap Value Fund*	February 26, 2010
Legg Mason ClearBridge Large Cap Growth Fund*	March 30, 2010
Legg Mason Lifestyle Allocation 30%*	May 31, 2009
Legg Mason Lifestyle Allocation 50%*	May 31, 2009
Legg Mason Lifestyle Allocation 70%*	May 31, 2009
Legg Mason Lifestyle Allocation 85%*	May 31, 2009
Legg Mason Lifestyle Allocation 100%	May 31, 2009
Legg Mason Lifestyle Income Fund*	May 31, 2009
Legg Mason ClearBridge Mid Cap Core Fund*	February 26, 2010
Legg Mason ClearBridge Small Cap Growth Fund*	February 26, 2010
Legg Mason ClearBridge Small Cap Value Fund*	January 28, 2010
Legg Mason Investment Counsel Social Awareness Fund*	May 31, 2009
Legg Mason Batterymarch S&P 500 Index Fund*	January 28, 2010
Legg Mason Barrett Financial Services Fund*	July 29, 2009
Legg Mason Esemplia Emerging Markets Equity Fund	February 26, 2010
Legg Mason ClearBridge Equity Fund	February 26, 2010
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 30, 2010
Legg Mason Permal Tactical Allocation Fund	April 30, 2010

Legg Mason Partners Income Trust

Name of Fund	Date of Prospectus and SAI
Legg Mason Western Asset Adjustable Rate Income Fund+*	September 28, 2009 (prospectus: as amended November 23, 2009)
Legg Mason Western Asset California Municipals Fund*	June 28, 2009 (prospectus: as amended November 25, 2009; SAI: as amended July 6, 2009)
Legg Mason Western Asset Core Bond Fund*	November 30, 2009
Legg Mason Western Asset Core Plus Bond Fund*	November 30, 2009
Legg Mason Western Asset Strategic Income Fund*	November 30, 2009
Legg Mason Western Asset Government Securities Fund*	April 30, 2010
Legg Mason Western Asset High Income Fund*	November 30, 2009
Legg Mason Western Asset Global Inflation Management Fund+*	February 26, 2010
Legg Mason Western Asset Intermediate Maturity California Municipals Fund+*	March 30, 2010
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund+*	March 30, 2010
Legg Mason Western Asset Intermediate-Term Municipals Fund+*	July 29, 2009 (prospectus: as amended November 25, 2009; SAI: as amended December 18, 2009)
Legg Mason Western Asset Corporate Bond Fund*	April 30, 2010

Name of Fund	Date of Prospectus and SAI
Legg Mason Western Asset Managed Municipals Fund*	June 28, 2009 (prospectus: as amended November 25, 2009; SAI: as amended July 6, 2009)
Legg Mason Western Asset Massachusetts Municipals Fund*	March 30, 2010
Legg Mason Western Asset Municipal High Income Fund*	November 30, 2009
Legg Mason Western Asset New Jersey Municipals Fund*	July 29, 2009 (prospectus: as amended November 25, 2009; SAI: as amended December 18, 2009)
Legg Mason Western Asset New York Municipals Fund*	July 29, 2009 (prospectus: as amended November 25, 2009; SAI: as amended December 18, 2009)
Legg Mason Western Asset Oregon Municipals Fund*	August 28, 2009 (prospectus: as amended November 23, 2009)
Legg Mason Western Asset Pennsylvania Municipals Fund*	July 29, 2009 (prospectus: as amended November 25, 2009; SAI: as amended December 18, 2009)
Legg Mason Western Asset Short Duration Municipal Income Fund+*	February 26, 2010
Legg Mason Western Asset Short-Term Bond Fund+*	April 30, 2010
Western Asset Emerging Markets Debt Portfolio	June 28, 2009
Western Asset Global High Yield Bond Portfolio	June 28, 2009
Legg Mason Western Asset Global High Yield Bond Fund	April 30, 2010

Legg Mason Partners Institutional Trust

Name of Fund	Date of Prospectus and SAI
Legg Mason Western Asset SMASh Series C Fund	February 17, 2010
Legg Mason Western Asset SMASh Series EC Fund	February 17, 2010
Legg Mason Western Asset SMASh Series M Fund	February 17, 2010

SCHEDULE B

Legg Mason Partners Money Market Trust

Name of Fund	Date of Prospectus and SAI
Western Asset/Citi Connecticut Tax Free Reserves	December 29, 2009
Western Asset California Municipal Money Market Fund	July 29, 2009 (prospectus: as amended November 25, 2009)
Western Asset Government Money Market Fund	December 29, 2009
Western Asset Money Market Fund	December 29, 2009
Western Asset Municipal Money Market Fund	July 29, 2009 (prospectus: as amended November 25, 2009)

Name of Fund	Date of Prospectus and SAI
Western Asset Massachusetts Municipal Money Market Fund	July 29, 2009 (prospectus: as amended November 25, 2009)
Western Asset New York Municipal Money Market Fund	July 29, 2009 (prospectus: as amended November 25, 2009)

Legg Mason Partners Institutional Trust

Name of Fund	Date of Prospectus and SAI
Western Asset Institutional Government Money Market Fund	September 28, 2009 (prospectus: as amended November 23, 2009)
Western Asset Institutional Money Market Fund	September 28, 2009 (prospectus: as amended November 23, 2009)
Western Asset Institutional Municipal Money Market Fund	September 28, 2009 (prospectus: as amended November 23, 2009)

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